Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 442,355,000		¥ 471,235,000	¥ 583,324,000	$ 63,278	$ 67,410	¥ 230,968,000
Foreign currency translation exchange rate	6.9906				6.9906
Allowance for doubtful accounts	¥ 5,267,000	$ 753
Fair value change of investments	(11,134,000)	(1,593)	4,783,000
Impairment loss on intangible asset	30,804,000	4,406	0	0
Impairment loss of property and equipment recognized	764,000	109	0	0
Loss from goodwill impairment	114,612,000	16,395	557,000	0
Refund liability	23,179,000		2,718,000		$ 3,316
Contract assets	53,000		106,000		8
Contract liabilities	71,946,000		87,870,000	90,101,000	10,292
Advertising expenses	¥ 25,943,000	$ 3,711	26,317,000	27,033,000
Operating lease, option to extend	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment	¥ 800,000	$ 114
Income recognized from government subsidies	¥ 9,572,000	$ 1,369	4,150,000	2,432,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Operating lease right-of-use assets	¥ 190,074,000				27,190
Operating lease liabilities	199,352,000				28,517
Topic 842
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	239,202,000				34,218
Operating lease liabilities	¥ 241,222,000				$ 34,507
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	15 years				15 years
Online Course
Significant Accounting Policies [Line Items]
Revenue, Gross	¥ 19,011,000
Accounts Receivable and Contract Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	215,000	$ 31	0	0
Other Receivables, Deposits and Other Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 5,052,000	$ 722	¥ 0	¥ 0
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	39.60%		45.20%		39.60%	45.20%
Percentage of liabilities accounted of audited consolidated liabilities	93.80%		93.70%		93.80%	93.70%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 186,607,000		¥ 161,444,000		$ 26,694